Summary of Accounting Principles (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Restricted Cash And Cash Equivalents	$ 255,000,000	$ 47,000,000
Contract Receivable Retainage	147,000,000	173,000,000
Research and Development Arrangement, Contract to Perform for Others, Compensation Earned	600,000,000
Unbilled Contracts Receivable	2,624,000,000	2,172,000,000
Excess Of Replacement Or Current Costs Over Stated LIFO Value	130,000,000	133,000,000
Research and Development Arrangement, Contract to Perform for Others, Costs Incurred, Gross	2,200,000,000
Collaboration Asset [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	30 years
Customer Relationships and Related Programs [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	32 years
Customer Relationships and Related Programs [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	2 years
Purchased Service Contracts [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	31 years
Purchased Service Contracts [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	5 years
Patents & trademarks [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	40 years
Patents & trademarks [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	3 years
Exclusivity Assets [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	25 years
Exclusivity Assets [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	3 years
Commercial Aerospace [Member]
Accounting Policies [Abstract]
Unbilled Contracts Receivable	$ 823,000,000	$ 677,000,000